CONDENSED STATEMENT OF CASH FLOWS - USD ($)	1 Months Ended	2 Months Ended
	May 01, 2020	Jun. 30, 2020
Cash Flows from Operating Activities:
Net loss	$ 2,500	$ (62,862)
Changes in operating assets and liabilities:
Prepaid expenses		(25,297)
Accounts payable		227,500
Accrued expenses	2,500	(207,500)
Franchise tax payable		40,548
Net cash used in operating activities		(27,611)
Cash Flows from Investing Activities
Cash deposited in Trust Account		(230,000,000)
Net cash used in investing activities		(230,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000	25,000
Proceeds received from note payable to related party		75,000
Proceeds received from initial public offering, gross		230,000,000
Proceeds received from private placement		6,575,000
Offering costs paid		(4,907,692)
Net cash provided by financing activities	25,000	231,767,308
Net change in cash	25,000	1,739,697
Cash - end of the period	25,000	1,739,697
Supplemental disclosure of noncash activities:
Offering costs included in accrued expenses	$ 61,500	117,000
Offering costs included in accounts payable		23,175
Deferred underwriting commissions in connection with the initial public offering		8,050,000
Initial value of common stock subject to possible redemption		218,439,270
Prepaid expenses included in accrued expenses		207,500
Prepaid expenses included in accounts payable		$ 5,000